Trade Receivables - Aging (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 112,019	$ 82,525
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	113,175	83,044
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL allowance	1,156	519	$ 629
Current | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 105,585	$ 71,883
Current | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	0.50%	0.00%
ECL allowance	$ 489	$ 0
Less than 90 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 6,858	$ 9,961
Less than 90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	4.10%	0.00%
ECL allowance	$ 280	$ 0
More than 90 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 732	$ 1,200
More than 90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	52.90%	43.30%
ECL allowance	$ 387	$ 519